7. Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Payables and Accruals [Abstract]
Accrued expenses
	September 30, 2017	June 30, 2017
Salaries, wages and benefits –officers	$2,091,513	$1,934,586
Salaries, wages, and benefits – non-officers	46,100	46,100
Payroll taxes and related penalties and interest	1,006,695	1,003,619
Professional services	943,131	864,100
Other	144,449	138,176

Total Accrued Expenses	$4,231,888	$3,986,581

	June 30, 2017	June 30, 2016	June 30, 2015
Salaries, wages and benefits - officers	$1,934,586	$1,368,610	$830,445
Salaries, wages, and benefits – non-officers	46,100	46,100	46,100
Payroll taxes and related penalties and interest	1,003,619	827,869	674,136
Professional services	864,100	693,050	549,000
Other	138,176	115,919	62,076

Total Accrued Expenses	$3,986,581	$3,051,548	$2,161,757